Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

12. SHARE-BASED COMPENSATION

Share incentive plan

Share options

In 2015, the Group adopted the 2015 Share Incentive Plan (the “2015 Plan”) and, in 2016, the Group adopted the 2016 Share Incentive Plan (the “2016 Plan”), which permits the grant of three types of awards: options, restricted shares and restricted share units. Persons eligible to participate in the 2015 Plan and 2016 Plan (collectively, the “Plans”) includes employees, consultants and directors of the Group or any of affiliates, which include the Group’s parent company, subsidiaries and the Group. Under the 2015 plan, ordinary shares available for issuance were 15,094,700. Under the 2016 Plan, 16,771,900 ordinary shares were reserved for issuance. According to the resolutions of the board of directors in 2017, the Group reserved an additional 35,867,400 ordinary shares for the Plans. According to the resolutions of the board of directors in 2018, the Group reserved additional 3,518,000 ordinary shares for the Plans.

During the year ended December 31, 2022, 2023 and 2024, the Group did not grant and issue any shares.

During the year ended December 31, 2021, the Group granted 500,000 shares at the exercise price of RMB6.74 per share, and 4,425,211 shares at the exercise price of RMB0.06 per share.

●	500,000 share options will vest over 5 years based on vesting of 15%, 15%, 20%, 20% and 30% at each anniversary subsequent to the grant date

●	The 4,425,211 shares options granted all vested during the year ended December 31, 2021.

During the year ended December 31 2020, the Group granted 680,300 share options at the exercise price of RMB24.11 per share, 2,853,911 share options at the exercise price of $nil, 3,345,098 share options at the exercise price of RMB24.11 per share. These grants are subject to the following vesting conditions:

●	680,300 share options will vest over 5 years based on vesting of 15%, 20%, 20%, 20% and 25% at each anniversary subsequent to the grant date.

●	2,853,911 share options vested 1,426,955 on March 20, 2020 and 1,426,956 on April 20, 2020.

●	3,345,098 share options vested on May 28, 2020.

●	There are still 3,714,800 share options outstanding granted before 2019 that remain in existence.

The activity in share options is set out below:

	Number of	Weighted Average Exercise	Weighted Average Grant-date
	Options	Price	Fair Value
		RMB	RMB
Outstanding as of December 31, 2022	8,909,319	17.61	31.02
Granted	—	—	—
Exercised	—	—	—
Forfeited	(646,300)	14.72	67.37
Outstanding as of December 31, 2023	8,263,019	17.83	28.39
Granted	—	—	—
Exercised	—	—	—
Forfeited	(54,800)	24.11	44.75
Outstanding as of December 31, 2024	8,208,219	17.73	28.28

The following table summarizes information with respect to share options outstanding as of December 31, 2024:

	Options Outstanding		Options Exercisable
	Number	Weighted Average Remaining Contractual	Number	Weighted Average Remaining Contractual
Exercise Price	Outstanding	Life	Outstanding	Life
RMB
0.00	33,000	0.50	33,000	0.50
0.06	442,521	1.36	442,521	1.36
6.74	500,000	2.22	250,000	2.22
7.78	466,000	0.50	466,000	0.50
14.32	178,900	0.50	178,900	0.50
14.72	2,433,000	0.50	2,433,000	0.50
24.06	603,900	0.50	603,900	0.50
24.11	3,550,898	1.13	3,499,448	1.13
	8,208,219	0.92	7,906,769	0.88

A summary of share-based compensation recognized related to share options granted and ordinary shares issued is as follows:

	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024
	RMB	RMB	RMB
General and administrative expenses	5,459	(72,133)	(959)

As of December 31, 2022, 2023 and 2024, unrecognized compensation cost related to unvested option awards granted to employees of the Group was RMB13,786, RMB6,895 and RMB505, respectively. As of December 31, 2024, such cost was expected to be recognized over a weighted average period of 2.0 years. The expected cost is RMB119 and RMB386 for years ended December 31, 2025 and 2026, respectively.